Supplement to the current prospectus

MFS(R) Global Total Return Fund

Effective immediately, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

-------------------- -------------- ---------- -----------------------------
Portfolio Manager    Primary Role   Since      Title and Five Year History
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Nevin P. Chitkara    Equity         2006       Investment Officer of MFS;
                     Portfolio                 employed in the investment
                     Manager                   management area of MFS
                                               since 1997.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Steven R. Gorham     Equity         2000       Investment Officer of MFS;
                     Portfolio                 employed in the investment
                     Manager                   management area of MFS
                                               since 1992.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Matthew W. Ryan      Debt           2002       Investment Officer of MFS;
                     Securities                employed in the investment
                     Portfolio                 management area of MFS
                     Manager                   since 1997.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Benjamin Stone       Equity         April      Investment Officer of MFS;
                     Portfolio      2009       employed in the investment
                     Manager                   management area of MFS
                                               since 2005; Research
                                               analyst at Schroders
                                               Investment Management from
                                               1997 to 2005.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Erik S. Weisman      Debt           2005       Investment Officer of MFS;
                     Securities                employed in the investment
                     Portfolio                 management area of MFS
                     Manager                   since 2002.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Barnaby Wiener       Equity         2003       Investment Officer of MFS;
                     Portfolio                 employed in the investment
                     Manager                   management area of MFS
                                               since 1998.
-------------------- -------------- ---------- -----------------------------


               The date of this supplement is April 9, 2009.